CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIENCY (Parenthetical) $ in Thousands		12 Months Ended
	Mar. 07, 2022	Dec. 31, 2021 USD ($)
CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIENCY
Stock split ratio	0.905292
Issuance costs		$ 35